CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, allowance for credit losses	$ 311	$ 142
Cash due from gateways, allowance	$ 152	34
Long term debt, debt discount		$ 1,556	$ 3,906
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock shares issued (in Shares)	32,142,324	8,032,318	5,996,948
Common stock, shares outstanding (in Shares)	32,142,324	8,032,318	5,996,948
Series B Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)		$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	55,000	55,000
Preferred stock, shares issued (in Shares)	0	55,000
Preferred stock, shares outstanding (in Shares)	0	55,000
Convertible Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	5,000,000	5,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized (in Shares)	15,000	15,000
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Previously Reported [Member]
Accounts receivable, allowance for credit losses		$ 206	$ 23
Cash due from gateways, allowance		$ 89	$ 2,636
Previously Reported [Member] | Series B Preferred Stock [Member]
Preferred stock, shares authorized (in Shares)		5,000,000	5,000,000
Preferred stock, shares issued (in Shares)		53,499	55,000
Preferred stock, shares outstanding (in Shares)		53,499	55,000